CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 131,315		$ 222,215	$ 18,127	$ 34,096	$ 105,570	$ 53,201
Restricted cash to redeem 2014 Senior Notes (Note 3)	182,115		0
Restricted cash	8,903		5,968		6,819
Accounts receivable, net of allowance for doubtful accounts of $2,321 and $1,916 in 2013 and 2012, respectively	46,954		36,487		30,993
Operating supplies and inventories	18,039		13,638		4,520
Prepaid expenses	6,807		5,973		3,212
Other receivables	26,575		22,532		26,392
Other current assets	0		177		101
Total current assets	420,708		306,990		106,133
NONCURRENT ASSETS
Other receivables	23,026		22,758		15,370
Restricted cash	1,466		1,464		1,483
Vessels and equipment, net	641,109		647,519		671,445
Dry dock	6,056		4,238		5,088
Investments in and receivables from affiliates	4,305		4,282		6,851	6,824
Intangible assets	713		801		976
Goodwill	5,015		5,015		5,015
Other assets	14,847		10,214		12,573
Deferred income tax assets	4,960		7,037		5,353
Total noncurrent assets	701,497		703,328		724,154
Total assets	1,122,205		1,010,318		830,287
CURRENT LIABILITIES
Accounts payable	31,826		32,450		32,824
Customer advances	16,473		15,175		19
Payable to related parties	1,918		3,761		1,158
Accrued interest	1,703		4,858		4,769
2014 Senior Notes and accrued interest (Note 3)	181,620		0		0
Current portion of long-term financial debt	28,704	[1]	49,031		21,504
2017 Senior Convertible Notes (Note 3)	0		80,000		0
Other current liabilities	14,036		13,470		13,614
Total current liabilities	276,280		198,745		73,888
NONCURRENT LIABILITIES
Long-term financial debt	412,941		388,521		491,489
Deferred income tax liabilities	12,217		12,441		12,951
Other liabilities	1,084		2,026		1,788
Deferred gain	3,784		2,086		0
Total noncurrent liabilities	430,026		405,074		506,228
Total liabilities	706,306		603,819		580,116
EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,419,487 shares outstanding in 2013 and 2012	1,443		1,443		339
Additional paid-in capital	490,981		490,850		272,302
Treasury stock: 3,923,094 shares at cost	(19,488)		(19,488)		(19,488)
Accumulated deficit	(62,844)		(70,476)		(6,819)
Accumulated other comprehensive income (loss)	(1,528)		(2,578)		(2,037)
Total Ultrapetrol (Bahamas) Limited stockholders' equity	408,564		399,751		244,297
Noncontrolling interest	7,335		6,748		5,874
Total equity	415,899		406,499	231,773	250,171	268,794	288,583
Total liabilities and equity	$ 1,122,205		$ 1,010,318		$ 830,287

[1]	Excludes the 2014 Senior Notes which were disclosed as current liabilities in the unaudited condensed consolidated balance sheet under the caption "2014 Senior Notes and accrued interest". See Note 3.a).